Summary of Significant Accounting Policies - Schedule of Revenue by Revenue Source (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Revenues:
Revenues	¥ 669,503	$ 94,298	¥ 884,066	¥ 784,616
Al And Other Segments [Member]
Revenues:
Revenues	219,369	30,898	186,679	130,857
Al And Other Segments [Member] | Advertising agency services
Revenues:
Revenues	89,275	12,574	83,111	61,588
Al And Other Segments [Member] | Multi-cloud Management Services
Revenues:
Revenues	87,747	12,359	77,956	41,443
Al And Other Segments [Member] | Sale and rental of robots and other AI hardware products
Revenues:
Revenues	22,034	3,103	5,289	10,590
Al And Other Segments [Member] | Technical consulting service and others
Revenues:
Revenues	20,313	2,862	20,323	17,236
Internet Services | Online Advertising
Revenues:
Revenues	109,339	15,400	355,289	354,604
Internet Services | Internet value-added services
Revenues:
Revenues	¥ 340,795	$ 48,000	¥ 342,098	¥ 299,155